CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash at banks	$ 101,719	$ 194,590
Accounts receivable, net	194,138	264,749
Inventories	1,238,316	1,487,683
Amounts due from related companies	324,337	188,202
Prepaid expenses and other current assets	224,392	301,370
Total current assets	2,082,902	2,436,594
Other assets
Right-of-use assets	759,314	1,005,649
Property, plant and equipment, net	10,659	15,353
Total other assets	769,973	1,021,002
Total assets	2,852,875	3,457,596
Current liabilities
Bank loans	462,029	402,254
Accrued expenses and other current payables	234,408	257,854
Lease liabilities, current	139,137	101,134
Total current liabilities	835,574	761,242
Non-current liabilities
Bank loan, non-current	366,653	261,251
Lease liabilities, non-current	709,248	934,610
Total non-current liabilities	1,075,901	1,195,861
Total liabilities	1,911,475	1,957,103
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,547,118 and 17,145,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	17,547	17,145
Additional paid-in capital	2,115,207	1,563,472
Accumulated losses	(1,367,834)	(242,269)
Accumulated other comprehensive income	176,480	162,145
Total stockholders' equity	941,400	1,500,493
Total liabilities and stockholders' equity	$ 2,852,875	$ 3,457,596